Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 66,700	$ 9,938	¥ 59,337
Right-of-use assets	25,354	3,778	22,821
Intangible assets	529	79	560
Investments:
Financial assets at fair value through other comprehensive income	149,681	22,303
Other non-current assets	5,606	835	18,806
Total non-current assets	247,870	36,933	101,524
Current assets
Cash and cash equivalents	948,765	141,366	1,706,880
Other receivable and prepayments	47,832	7,127	47,255
Investments:
Financial assets at fair value through other comprehensive income	330,673	49,270
Total current assets	1,327,270	197,763	1,754,135
Total assets	1,575,140	234,696	1,855,659
Non-current liabilities
Lease liabilities	2,248	335	163
Deferred income	4,816	718	5,000
Total non-current liabilities	7,064	1,053	5,163
Current liabilities
Lease liabilities	1,518	226	630
Trade payables	101,627	15,142	81,195
Other payables and accruals	35,441	5,281	32,840
Total current liabilities	138,586	20,649	114,665
Total liabilities	145,650	21,702	119,828
Net assets	1,429,500	213,000	1,735,831
SHAREHOLDERS' EQUITY
Share capital	66	10	66
Share premium	4,094,434	610,072	4,094,434
Treasury shares	(1,164)	(173)	(1,164)
Share-based compensation reserve	89,798	13,380	61,904
Other reserves	25,802	3,843	(41,244)
Accumulated losses	(2,779,446)	(414,138)	(2,378,165)
Total shareholders' equity	1,429,490	212,994	1,735,831
Total liabilities and shareholders' equity	¥ 1,575,140	$ 234,696	¥ 1,855,659